TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 02, 2017	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits				$ 2,737	$ 1,284
Corporate tax rate				24.00%	25.00%	26.50%
Corporate statutory tax rate for 2018				23.00%
Population of enterprise sales in a specific market				14 million
Tax loss carry-forwards				$ 5,850
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate				200.00%
Buildings [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate				400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues				25.00%
Minimum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			21.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues				75.00%
Maximum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			35.00%
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings				$ 22,316
Tax liability, if distributed				5,356
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings				17,438
Tax liability, if distributed				$ 4,185
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				40.00%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year						2015
Australian Taxation Office [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				30.00%
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year						2012
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				17.00%
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year						2011
Canada Revenue Agency [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				26.50%
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year						2010
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				20.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year				2016
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year						2015
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	7.50%	20.00%		9.00%
Tax rate for Company's manufacturing plant in Sdot-Yam	16.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate							20.00%